Short Term Loans - Summary of Short-term Loans (Detail) - Short-term loans [Member] - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans	$ 67	$ 90
Unsecured loans [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	1.12%	1.20%
Unsecured loans [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of bank loans	2.33%	2.50%